Stock Option Plans and Warrants to Purchase Common Stock (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013	Dec. 31, 2010	Sep. 30, 2007
Stock option plans and warrants to purchase common stock (Textual)
Exercisable Options/Warrants	2,082,199
Options intrinsic value	$ 18,181	$ 47,241
Weighted-Average Remaining Contractual Life in Years	7 years 3 months 11 days
Compensation cost for stock options not yet recognized	$ 773,197
Employees [Member]
Stock option plans and warrants to purchase common stock (Textual)
Number of options available under Equity Incentive Plan	29,000
Board [Member]
Stock option plans and warrants to purchase common stock (Textual)
Number of options available under Equity Incentive Plan	99,340
Warrant [Member]
Stock option plans and warrants to purchase common stock (Textual)
Exercisable Options/Warrants	4,926,119
Options outstanding, shares	4,926,119	7,269,500		8,156,526
Weighted-Average Remaining Contractual Life in Years	2 years 8 months 12 days
Options granted		1,169,318
Equity Incentive Plan [Member]
Stock option plans and warrants to purchase common stock (Textual)
Number of options available under Equity Incentive Plan	2,523,000	3,000,000			1,750,000	1,000,000
Options granted	(477,000)
Stock options [Member]
Stock option plans and warrants to purchase common stock (Textual)
Weighted average exercise price	$ 2.33
Exercisable, weighted average remaining contractual term	7 years 3 months 11 days
Options intrinsic value	$ 256,347
Options intrinsic value	$ 257,369
Options outstanding, shares	2,768,612	2,488,279		2,051,511
Weighted average exercise price	$ 2.13
Options granted	605,340	637,495
2015 Equity Incentive Plan [Member]
Stock option plans and warrants to purchase common stock (Textual)
Number of options available under Equity Incentive Plan	477,000		3,000,000